RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Related Party Transactions
RELATED PARTY TRANSACTIONS

10. RELATED PARTY TRANSACTIONS

For the three months ended March 31, 2025 and 2024, the Company has following transactions with related parties:

	For the three months ended March 31, 2025	For the three months ended March 31, 2024
Purchases
- Insite MY International, Inc.	$46,029	$27,234

Leasing
- Office space leasing	24,452	22,712

Total	$70,481	$49,946

Our Chief Executive Officer, Mr. Wong Kai Cheong is a majority shareholder of Insite MY International, Inc.

For the three months ended March 31, 2025 and 2024, the Company has paid $10,848 and $10,188 respectively to our Chief Executive Officer, Mr. Wong Kai Cheong, pertaining to leasing of office space.

For the three months ended March 31, 2025 and 2024, the Company has paid $13,604 and $12,524 respectively to Ms. Tan Siew Meng, the spouse of our Chief Executive Officer, Mr. Wong Kai Cheong, pertaining to leasing of office spaces.

12. RELATED PARTY TRANSACTIONS

For the year ended December 31, 2024 and 2023, the Company has following transactions with related parties:

	For the year ended December 31, 2024	For the year ended December 31, 2023
Purchases
- Insite MY International, Inc.	$77,294	$40,235

Leasing
- Office space leasing	94,981	93,691

Total	$172,275	$133,926

Our Chief Executive Officer, Mr. Wong Kai Cheong is a majority shareholder of Insite MY International, Inc.

For the years ended December 31, 2024 and 2023, the Company has paid $42,288 and $42,224 respectively to our Chief Executive Officer, Mr. Wong Kai Cheong, pertaining to leasing of office space.

For the years ended December 31, 2024 and 2023, the Company has paid $52,693 and $51,467 respectively to Ms. Tan Siew Meng, the spouse of our Chief Executive Officer, Mr. Wong Kai Cheong, pertaining to leasing of office spaces.